CONTINGENCY AND COMMITMENTS	12 Months Ended
Dec. 31, 2014
CONTINGENCY AND COMMITMENTS [Text Block]
13.	CONTINGENCY AND COMMITMENTS

a)

The Company leases 881 square feet for its corporate office located at Suite 902, 357 Bay Street, Toronto, Ontario. The lease has a 60 month term commencing November 1, 2012, at approximately CAD$3,667 (US$3,161) per month.

b)

In late 2009, the Government of Ghana announced an increase in the gross overriding royalty (“GOR”) required payable by all mining companies in the country from 3% to 5%. The industry standard remained at 3% due to stability agreements which were in place with a number of companies. From the commencement of gold recovery in July 2010 to September 2010, the Company paid the GOR at 5% and as of October 2010, the Company began to pay the GOR at 3% until July 1, 2011 when the Company again paid the royalty at 5%. As a result of this decision, there is a potential unrecorded liability of $84,300 related to 2010 activities and a recorded liability of $120,000 related to 2011 activities. Although the Company believes it is unlikely that these amounts will become payable a provision has been recorded due to the uncertainty of the timing of the increase.

c)

There was a theft of cash totaling $130,000 during the year ended December 31, 2013. The Company is actively pursuing the return of these funds by working with the appropriate authorities. Since the outcome of any recovery is currently not reasonably measurable, the Company has expensed these amounts. In the event that resolution of the dispute results in a recovery, the Company will recognize the recovery in the period that the final determination of the amount is made.

d)

Subject to disinterested shareholder approval being obtained at the Company's Annual and Special Meeting, the Company intends to re-price certain stock options to CAD$0.15 and CAD$0.225 per share. A non-cash expense in 2015 will result from this re-pricing.

e)

During the year ended December 31, 2014, the Company received environmental permits for its Banso and Muoso properties. These permits are subject to environmental bonds of $385,000 and $327,000 being posted within the year ended December 31, 2015. Should the bonds not be posted, the Company could lose the permits. The Company is currently negotiating the final balance of the environmental bonds to be posted.

f)

The Office of the Administrator of Stool Lands in Ghana has attempted to retroactively raise land rents on the Company's properties from less than $10,000 annually to over $300,000 annually from fiscal 2012. The Company disputes the increase and has responded by challenging the legality of the notices as prescribed by the Minister for Lands and Natural Resources as required by the Mineral and Mining Act 2006.